Summary of Significant Accounting Policies (Details Textual) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended											1 Months Ended				12 Months Ended															12 Months Ended						3 Months Ended	12 Months Ended
	May 15, 2013	Dec. 07, 2012	Aug. 31, 2013	Mar. 31, 2014 Segment Companies	Mar. 31, 2013 Segment	Dec. 31, 2013 Companies Segment	Dec. 31, 2012 Segment	Jan. 31, 2014	Jan. 01, 2014	Feb. 28, 2013	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 30, 2013 ICG [Member]	Aug. 28, 2013 ICG [Member]	Apr. 26, 2013 ICG [Member]	May 31, 2014 Mark Munro [Member] Subsequent Event [Member]	May 31, 2014 Daniel Sullivan [Member] Subsequent Event [Member]	May 31, 2014 Roger Ponder [Member] Subsequent Event [Member]	May 31, 2014 Lawrence Sands [Member] Subsequent Event [Member]	Dec. 31, 2013 Telecommunications Staffing Services Segment [Member]	Dec. 31, 2013 Accounts Receivable [Member] Telecommunications Staffing Services Segment [Member]	Dec. 31, 2012 Accounts Receivable [Member] Telecommunications Staffing Services Segment [Member]	Dec. 31, 2013 Sales Revenue, Goods, Net [Member] Telecommunications Staffing Services Segment [Member]	Dec. 31, 2012 Sales Revenue, Goods, Net [Member] Telecommunications Staffing Services Segment [Member]	Dec. 31, 2013 Sales Revenue, Goods, Net [Member] Telecommunications Staffing Services Segment [Member] PUERTO RICO	Dec. 31, 2012 Sales Revenue, Goods, Net [Member] Telecommunications Staffing Services Segment [Member] PUERTO RICO	Dec. 31, 2013 Sales Revenue, Goods, Net [Member] Telecommunications Staffing Services Segment [Member] UNITED STATES	Dec. 31, 2012 Sales Revenue, Goods, Net [Member] Telecommunications Staffing Services Segment [Member] UNITED STATES	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Nov. 16, 2012 2012 Equity Incentive Plan [Member]	Nov. 16, 2012 Employee Stock Purchase Plan [Member]	Mar. 31, 2014 OPM backsolve [Member]	Dec. 31, 2013 OPM backsolve [Member]	Dec. 31, 2013 Vehicles [Member]	Dec. 31, 2013 Equipment [Member]	Dec. 31, 2013 Small Tools [Member]	Dec. 31, 2013 Computer Equipment [Member]	Dec. 31, 2012 Digital Comm, Inc. [Member]	Sep. 13, 2012 Digital Comm, Inc. [Member]	Mar. 31, 2014 RM Engineering [Member]	Dec. 31, 2013 RM Engineering [Member]	Dec. 31, 2012 RM Engineering [Member]
Summary of Significant Accounting Policies (Textual)
Reverse stock split	1-for-4	1-for-125	1-for-4
Equity method investment, ownership percentage																																								40.00%	100.00%
Increase in assets due to consolidation of subsidiary																																											$ 1,000,000	$ 848,433
Increase in liabilities due to consolidation of subsidiary																																											398,000	362,087
Increase in net revenue due to consolidation of subsidiary																																											3,100,000	2,600,000
Increase in net income due to consolidation of subsidiary																																											158,000	26,147
Property and equipment estimated useful lives																																				3 to 7 years	5 to 7 years	5 years	3 years
Percentage of ownership after sale of stock transaction																																								40.00%
Income loss liability by noncontrolling owner																																											49.00%
Percentage of debt guarantee by owner																																										51.00%	51.00%
Remaining percentage of entity acquire by exercise of call option																																										51.00%	51.00%
Absorbs losses percentage																																										49.00%	49.00%
Percentage of ownership for involving or conducting entity's activity on behalf of entity																																										51.00%	51.00%
Implied fair value of company's common stock				$ 7.95				$ 16.90																						$ 0.012	$ 0.08
Number of shares authorized for issuance for compensation													500,000,000																			2,000,000	500,000
Shares limit percentage of number of outstanding shares																																4.00%	1.00%
Shares limit number of outstanding shares																																2,000,000	500,000
Preferred stock, shares outstanding																																		0	0
Net loss attributable to InterCloud Systems, Inc. common stockholders				6,655,000	(1,050,000)	(25,438,418)	(2,072,862)
Number of reportable segments				3	1	2	1
Allowance for doubtful accounts				1,342,000		738,000	522,297
Period of contracted services provided by company				Generally provided within a month. Occasionally, the services may be provided over a period of up to four months.		Generally provided within a month. Occasionally, the services may be provided over a period of up to four months.
Amortization of deferred loan cost				1,830,000	72,000	670,694	144,264
Fair value of debt				27,248,000	31,600,000	31,600,000	21,200,000
Derivative Liabilities						19,877,723	33,593						38,557	19,000	35,000	140,000
Gain on embedded derivative				12,660
Concentration risk percentage																					41.00%	26.00%	33.00%	41.00%	33.00%	5.00%	8.00%	92.00%	95.00%
Gain on fair value of derivative				20,978,000	16,000		33,593
Loss on fair value of derivative						3,246,313
Cashless exercise of warrants, shares						138,396
Number of acquired companies				2		6
Loan on PNC bank incurred charges				300,000		300,000
Convertible Note Issued To Forward Investments				3,000,000	3,000,000	3,000,000
Stockholders' deficit				30,845,000		(1,676,000)	(3,288,586)		(1,676,000)		(3,281,210)	(2,767,008)	(2,405,845)
Beneficial owner, rate				10.00%						10.00%
Inventories				1,513,000
Settlement of contingent consideration				(1,779,000)		3,131,130
Change in fair value of contingent consideration					(105,000)	3,272,737
Share based compensation ,value																	$ 350,000	$ 200,000	$ 200,000	$ 200,000
Entity Incorporation, Date of Incorporation				Nov. 22, 1999